FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 54,789	$ 58,718